Business combinations (Details Narrative) $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 11, 2025 CAD ($)	Jun. 16, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Mar. 11, 2026 CAD ($)	Jun. 16, 2025 USD ($)	Mar. 11, 2025 USD ($)
Statement [Line Items]
Inventory	$ 124	$ 259
Revenue			$ 28,855	$ 21,907	$ 21,694
Gateway Pharmacy [Member]
Statement [Line Items]
Inventory			124
Transaction costs			13
Revenue			2,807
Net income before income taxes			32
Increased in revenue			3,473
Increased in net loss before income taxes			40
Total cash consideration								$ 580
Purchase price installment payment								$ 290
Anniversary payment description	additional USD$290 (the “Anniversary Payment”) to be paid on March 11, 2026
Anniversary payment			$ 388
Voting interest acquired, percentage	100.00%							100.00%
Business combination continget consideration discount rate			10.00%
Gateway Pharmacy [Member] | Subsequent Events [Member]
Statement [Line Items]
Anniversary payment						$ 394
West Olympia Pharmacy [Member]
Statement [Line Items]
Transaction costs			$ 21
Revenue			4,678
Net income before income taxes			112
Increased in revenue			8,624
Increased in net loss before income taxes			207
Total cash consideration							$ 1,266
Anniversary payment description		a holdback of USD$60, payable to the seller on the first anniversary of the acquisition, together with USD$3 of accrued interest. Any liabilities settled by the Company on behalf of the seller will be deducted from the holdback payable amount. The purchase price also includes inventory on hand as of the acquisition date, valued at CAD$259, which has been paid to the seller
Anniversary payment			$ 84
Voting interest acquired, percentage		100.00%					100.00%